Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000085566
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA
C000049132
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C
C000049133
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y
C000049130
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 32,480	$ 30,004	$ 23,101	$ 25,037	$ 21,649	$ 13,846	$ 14,885	$ 13,594	$ 11,926	$ 10,178	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	30,004	23,101	25,037	21,649	13,846	14,885	13,594	11,926	10,178	10,000
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Account Value	11,735	11,206	10,670	10,424	10,423	10,418	10,249	10,073	10,009	10,001	10,000
S&P Merger Arbitrage Index
Account Value [Line Items]
Account Value	13,912	12,926	11,971	12,527	12,124	11,061	10,950	10,150	9,996	10,419	10,000
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Account Value	11,735	11,206	10,670	10,424	10,423	10,418	10,249	10,073	10,009	10,001	10,000
S&P Merger Arbitrage Index
Account Value [Line Items]
Account Value	13,912	12,926	11,971	12,527	12,124	11,061	10,950	10,150	9,996	10,419	10,000
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Account Value	11,735	11,206	10,670	10,424	10,423	10,418	10,249	10,073	10,009	10,001	10,000
S&P Merger Arbitrage Index
Account Value [Line Items]
Account Value	13,912	12,926	11,971	12,527	12,124	11,061	10,950	10,150	9,996	10,419	10,000
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Account Value	11,735	11,206	10,670	10,424	10,423	10,418	10,249	10,073	10,009	10,001	10,000
S&P Merger Arbitrage Index
Account Value [Line Items]
Account Value	$ 13,912	$ 12,926	$ 11,971	$ 12,527	$ 12,124	$ 11,061	$ 10,950	$ 10,150	$ 9,996	$ 10,419	$ 10,000